ACCOUNTS PAYABLE AND ACCRUED LIABILITIES (Details) - USD ($)	Mar. 31, 2022	Dec. 31, 2021
Accounts payable and accrued expenses	$ 7,154,770	$ 7,844,271
Accounts Payable [Member]
Accounts payable and accrued expenses	6,470,247	7,209,945
Accrued Liabilities [Member]
Accounts payable and accrued expenses	$ 684,523	$ 634,326